Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 12, 2019

to Currently Effective Statement of Additional Information

Effective on or about September 16, 2019, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Daniel J. Graña(29)****	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None
(29)

Effective on or about September 16, 2019, Portfolio Manager Daniel J. Graña assumed responsibility for the day-to-day management of Janus Henderson Emerging Markets Fund and assumed shared responsibility, as Co-Portfolio Manager, for the day-to-day management of Janus Henderson International Opportunities Fund.

****	As of July 31, 2019.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Janus Capital

Daniel J. Graña(8)****	Janus Henderson Emerging Markets Fund Janus Henderson International Opportunities Fund	None None	None None
(8)

Effective on or about September 16, 2019, Portfolio Manager Daniel J. Graña assumed responsibility for the day-to-day management of Janus Henderson Emerging Markets Fund and assumed shared responsibility, as Co-Portfolio Manager, for the day-to-day management of Janus Henderson International Opportunities Fund.

****	As of July 31, 2019.

Effective on or about September 16, 2019, all references to Michael Cahoon, Stephen Deane, and Nicholas Cowley are deleted from the Funds’ SAI.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Diversified Alternatives Fund

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Bond Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson Government Money Market Fund

Janus Henderson High-Yield Fund

Janus Henderson International Managed Volatility Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Money Market Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Short-Term Bond Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson U.S. Managed Volatility Fund

Janus Henderson Value Plus Income Fund

(the “Funds”)

Supplement dated September 12, 2019

to Currently Effective Statements of Additional Information

At a meeting held on September 9, 2019, the Board of Trustees (the “Board”) of Janus Investment Fund (the “Trust”) unanimously elected William M. Fitzgerald, Sr. to serve as a Trustee of the Trust, at the recommendation of the Board’s Nominating and Governance Committee. Mr. Fitzgerald is considered “independent,” meaning that he is not affiliated with Janus Capital Management LLC, the Funds’ investment adviser, or its related entities.

As a result of Mr. Fitzgerald’s election to the Board, effective immediately, the statements of additional information (“SAIs”) for the Funds are updated as follows:

1.	In the Trustees and Officers section of the Funds’ SAIs, the following information is added to the table titled “Trustees” in alphabetical order:

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William M. Fitzgerald, Sr. 151 Detroit Street Denver, CO 80206 DOB: 1964	Trustee	9/19-Present	Founder, Fitzgerald Asset Management LLC (since 2012). Formerly, Founder and Chief Investment Officer, Global Infrastructure Asset Management LLC (2008-2017); Chief Investment Officer of Nuveen Asset Management (2000-2007); and Managing Director, Nuveen Investment LLC (1988-2007).	58	Board of Directors,
Municipal Securities
Rulemaking Board (since
2017). Formerly, Board of
Directors of Syncora
Holdings Ltd, Syncora
Guarantee Inc., and
Syncora Capital Assurance
Inc. (2009-2016); and
Trustee, Destra Investment
Trust (2010-2014).

2.	In the Trustees and Officers section of the Funds’ SAIs, the following paragraph replaces the corresponding paragraph in its entirety:

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee as part of the Board’s annual self-evaluation process and in connection with the assessment of candidates prior to the appointment of a new Trustee effective September 9, 2019, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

3.	In the Trustees and Officers section of the Funds’ SAIs, the following paragraph is added as the fifth paragraph following the table titled “Officers”:

William M. Fitzgerald, Sr.:  Service as Managing Director and Chief Investment Officer of a leading investment management firm, Founder and Chief Investment Officer of asset management firms, and a board member of a self-regulatory organization and an unaffiliated fund complex, and a Fund Independent Trustee since 2019.

4.

Under “Additional Information about Trustees” in the Trustees and Officers section of the Funds’ SAIs (except the SAIs for Janus Henderson Absolute Return Income Opportunities Fund and Janus Henderson Diversified Alternatives Fund), the following information is added to the first table in alphabetical order:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Henderson Funds

Independent Trustees

William M. Fitzgerald, Sr.(2)	None	None
(2)	William M. Fitzgerald, Sr. joined the Board as a Trustee effective September 9, 2019.

5.

Under “Additional Information about Trustees” in the Trustees and Officers section of Janus Henderson Absolute Return Income Opportunities Fund’s and Janus Henderson Diversified Alternatives Fund’s SAIs, the following information is added to the first table in alphabetical order:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Henderson Funds

Independent Trustees

William M. Fitzgerald, Sr.(2)	None	None
(2)	William M. Fitzgerald, Sr. joined the Board as a Trustee effective September 9, 2019.

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6.

Under “Additional Information about Trustees” in the Trustees and Officers section of the Funds’ SAIs (except the SAIs for Janus Henderson Absolute Return Income Opportunities Fund and Janus Henderson Diversified Alternatives Fund), the following information is added to the second table in alphabetical order:

Name of Person, Position	Aggregate Compensation from the Funds for fiscal year ended June 30, 2018	Total Compensation from the Janus Henderson Funds for calendar year ended December 31, 2017(1)(2)

Independent Trustees

William M. Fitzgerald, Sr., Trustee(5)	$0	$0
(5)	William M. Fitzgerald, Sr. joined the Board as a Trustee effective September 9, 2019.

7.

Under “Additional Information about Trustees” in the Trustees and Officers section of Janus Henderson Absolute Return Income Opportunities Fund’s and Janus Henderson Diversified Alternatives Fund’s SAIs, the following information is added to the second table in alphabetical order:

Name of Person, Position	Aggregate Compensation from the Fund for fiscal year ended June 30, 2018	Total Compensation from the Janus Henderson Funds for calendar year ended December 31, 2017(1)(2)

Independent Trustees

William M. Fitzgerald, Sr., Trustee(5)	$0	$0
(5)	William M. Fitzgerald, Sr. joined the Board as a Trustee effective September 9, 2019.

8.	Under “Voting Rights” in the Miscellaneous Information section of the Funds’ SAIs, the following paragraph replaces the first paragraph in its entirety:

The Board currently has nine members, of which eight have been elected by shareholders. With the exception of Diane L. Wallace and William M. Fitzgerald, Sr., each of the Trustees of the Trust was elected at a Special Meeting of Shareholders on June 14, 2016. Ms. Wallace was elected at a Special Meeting of Shareholders on April 25, 2017. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Asia Equity Fund

Janus Henderson Balanced Fund

Janus Henderson Contrarian Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Enterprise Fund

Janus Henderson European Focus Fund

Janus Henderson Forty Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Global Technology Fund

Janus Henderson Global Value Fund

Janus Henderson Growth and Income Fund

Janus Henderson International Opportunities Fund

Janus Henderson International Small Cap Fund

Janus Henderson International Value Fund

Janus Henderson Overseas Fund

Janus Henderson Research Fund

Janus Henderson Triton Fund

Janus Henderson U.S. Growth Opportunities Fund

Janus Henderson Venture Fund

(the “Funds”)

Supplement dated September 12, 2019

to Currently Effective Statement of Additional Information

At a meeting held on September 9, 2019, the Board of Trustees (the “Board”) of Janus Investment Fund (the “Trust”) unanimously elected William M. Fitzgerald, Sr. to serve as a Trustee of the Trust, at the recommendation of the Board’s Nominating and Governance Committee. Mr. Fitzgerald is considered “independent,” meaning that he is not affiliated with Janus Capital Management LLC, the Funds’ investment adviser, or its related entities.

As a result of Mr. Fitzgerald’s election to the Board, effective immediately, the statement of additional information (“SAI”) for the Funds is updated as follows:

1.	In the Trustees and Officers section of the Funds’ SAI, the following information is added to the table titled “Trustees” in alphabetical order:

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William M. Fitzgerald, Sr. 151 Detroit Street Denver, CO 80206 DOB: 1964	Trustee	9/19-Present	Founder, Fitzgerald Asset Management LLC (since 2012). Formerly, Founder and Chief Investment Officer, Global Infrastructure Asset Management LLC (2008-2017); Chief Investment Officer of Nuveen Asset Management (2000-2007); and Managing Director, Nuveen Investment LLC (1988-2007).	58	Board of Directors,
Municipal Securities
Rulemaking Board (since
2017). Formerly, Board of
Directors of Syncora
Holdings Ltd, Syncora
Guarantee Inc., and
Syncora Capital Assurance
Inc. (2009-2016); and
Trustee, Destra Investment
Trust (2010-2014).

2.	In the Trustees and Officers section of the Funds’ SAI, the following paragraph replaces the corresponding paragraph in its entirety:

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee as part of the Board’s annual self-evaluation process and in connection with the assessment of candidates prior to the appointment of a new Trustee effective September 9, 2019, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

3.	In the Trustees and Officers section of the Funds’ SAI, the following paragraph is added as the fifth paragraph following the table titled “Officers”:

William M. Fitzgerald, Sr.:  Service as Managing Director and Chief Investment Officer of a leading investment management firm, Founder and Chief Investment Officer of asset management firms, and a board member of a self-regulatory organization and an unaffiliated fund complex, and a Fund Independent Trustee since 2019.

4.	Under “Additional Information about Trustees” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the first table in alphabetical order:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Henderson Funds

Independent Trustees

William M. Fitzgerald, Sr.(3)	None	None
(3)	William M. Fitzgerald, Sr. joined the Board as a Trustee effective September 9, 2019.

5.	Under “Additional Information about Trustees” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the second table in alphabetical order:

Name of Person, Position	Aggregate Compensation from the Funds for fiscal year ended September 30, 2018	Total Compensation from the Janus Henderson Funds for calendar year ended December 31, 2018(1)(2)

Independent Trustees

William M. Fitzgerald, Sr., Trustee(6)	$0	$0
(6)	William M. Fitzgerald, Sr. joined the Board as a Trustee effective September 9, 2019.

2

6.	Under “Voting Rights” in the Miscellaneous Information section of the Funds’ SAI, the following paragraph replaces the first paragraph in its entirety:

The Board currently has nine members, of which eight have been elected by shareholders. With the exception of Diane L. Wallace and William M. Fitzgerald, Sr., each of the Trustees of the Trust was elected at a Special Meeting of Shareholders on June 14, 2016. Ms. Wallace was elected at a Special Meeting of Shareholders on April 25, 2017. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

Please retain this Supplement with your records.

3